FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
NOTE 10:	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company makes certain disclosures as detailed below with regards to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

The Company formally designates qualifying derivatives as hedge relationships (“hedges”) and applies hedge accounting when considered appropriate. The Company does not use derivative financial instruments for trading or speculative purposes.

A.	Exchange Rate Transactions

As the functional currency of the Company is the USD and a portion of Tower’s expenses are denominated in NIS, the Company enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on NIS-denominated expenses. The exchange rate transaction-related derivatives were accounted for as hedge accounting, resulting in gain or loss initially reported as a component of OCI and subsequently, upon maturity, recorded in the statement of operations, when the hedged item’s exposure affects earnings. As of December 31, 2025 and 2024, the fair values of these exchange rate translation-related derivatives, net were $13,540 and $768, respectively, in an asset position, presented in other current assets. The face values of such agreements as of such dates were $156,000 and $156,000, respectively.

As the functional currency of the Company is the USD and TPSCo revenue and a portion of its expenses are denominated in JPY, the Company enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on JPY-denominated amounts. The exchange rate transaction related derivatives were accounted for as hedge accounting resulting in gain or loss initially reported as a component of OCI and subsequently, upon maturity, recorded in the statement of operations, when the hedged item’s exposure affects earnings. As of December 31, 2025, the fair value of these exchange rate translation-related derivatives, net was $6,996 in a liability position, of which $4,806 presented in other current liabilities and $2,190 presented in other long term liabilities. As of December 31, 2024, the fair value of such derivatives was $4,261 in a liability position, presented in other current liabilities. As of December 31, 2025 and 2024, the face value amounts of such agreements were $243,000 and $186,000, respectively.

As the functional currency of the Company is the USD and a portion of TSIT’s expenses are denominated in EUR, the Company enters into exchange rate agreements from time to time to partially hedge the volatility of future cash flows caused by changes in foreign exchange rates on EUR-denominated expenses.  The exchange rate transaction-related derivatives were accounted for as hedge accounting resulting in gain or loss initially reported as a component of OCI and subsequently, upon maturity, recorded in the statement of operations, when the hedged item’s exposure affects earnings. As of December 31, 2025, the fair value of these exchange rate translation-related derivatives, net was $923 in an asset position, presented in other current assets and as of December 31, 2024, the fair value of such derivatives, net was $809 in a liability position, presented in other current liabilities. The face value amounts of such exchange rate agreements as of such dates were $48,000 and $39,600, respectively.

B.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivatives, trade receivables and government and other receivables. The Company’s cash, deposits and derivatives are maintained with large and reputable banks and investment banks. The composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; however, in certain circumstances, the Company obtains credit insurance or may require advance payments. An allowance for current expected credit losses is maintained with respect to trade accounts receivable which as of December 31, 2025 was an insignificant amount. The Company performs ongoing credit evaluations of its customers.

C.	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments do not materially differ from their respective carrying amounts as of December 31, 2025 and 2024.

D.	Fair Value Measurements

Valuation Techniques

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

Level 1 Measurements

Securities classified as available-for-sale are reported at fair value on a recurring basis. These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. Changes in fair value of securities available-for-sale are recorded in other comprehensive income. During 2024, the Company sold its entire marketable securities portfolio and had no outstanding marketable securities as of December 31, 2024.

Level 2 Measurements

If quoted market prices are not available, or the prices of securities are derived from various sources, and do not necessarily represent the prices at which these securities could have been bought or sold, the Company obtains fair value measurements of these securities or of similar assets and liabilities from an independent pricing service. These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors.

For cross-currency swap and derivatives measured under Level 2, the Company uses the market approach using quotations from banks and other public information.

Level 3 Measurements

Investments in equity securities of privately-held companies without readily determinable fair values are measured using the Measurement Alternatives (see Note 2L). The Company reviews these investments for impairment and observable price changes on a quarterly basis and adjusts the carrying value accordingly. For the year ended December 31, 2025, the Company recorded a decrease of $2,354 in the value of such investments, presented in other income (expense), net in the statements of operations, and for the year ended December 31 2024, the Company did not record significant changes to the carrying value of such investments.

Recurring fair value measurements using the indicated inputs:

Details	December 31, 2025	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	$4,427	$-	$-	$4,427
Foreign exchange forward and cylinders - net asset position	9,618	-	9,618	-
	$14,045	$-	$9,618	$4,427

Details	December 31, 2024	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	$6,780	$-	$-	$6,780
Foreign exchange forward and cylinders - net liability position	(4,302)	-	(4,302)	-
	$2,478	$-	$(4,302)	$6,780

E.	Short-Term Deposits

Short-term deposits amounted to $916,541 and $946,351, as of December 31, 2025 and December 31, 2024, respectively.